SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financial assets receivable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets receivable
Impairment losses	¥ 314,879	¥ 408,585	¥ 395,289